Financial Instruments - Non-Derivative (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Financial Instruments
Assets	$ 32,068,291	$ 38,734,949
Assets at fair value	32,068,291	38,734,949
Temporary investments
Financial Instruments
Assets	30,992	6,013,678
Assets at fair value	30,992	6,013,678
Trade notes and accounts receivable, net
Financial Instruments
Assets	19,748,850	24,727,073
Assets at fair value	19,748,850	24,727,073
Warrants issued by UHI
Financial Instruments
Assets	34,921,530	36,395,183
Assets at fair value	34,921,530	36,395,183
Warrants issued by UHI | UHI
Financial Instruments
Assets	34,921,530	36,395,183
Assets at fair value	34,921,530	36,395,183
Long-term loan and interest receivable from GTAC
Financial Instruments
Assets	817,605	929,516
Assets at fair value	824,540	937,137
Long-term loan and interest receivable from GTAC | Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. ("GTAC")
Financial Instruments
Assets	817,605	929,516
Assets at fair value	824,540	937,137
Other financial instruments
Financial Instruments
Assets		287,605
Assets at fair value		284,443
Open Ended Fund
Financial Instruments
Assets	7,662,726	7,297,577
Assets at fair value	7,662,726	7,297,577
Other Equity Instruments
Financial Instruments
Assets	6,545,625
Assets at fair value	6,545,625
Other Financial Assets
Financial Instruments
Assets	72,612
Assets at fair value	72,612
Senior Notes due 2018, 2025, 2032 and 2040
Financial Instruments
Liabilities	29,509,500	29,557,650
Liabilities at fair value	33,110,013	36,635,229
Senior Notes due 2045
Financial Instruments
Liabilities	19,673,000	19,705,100
Liabilities at fair value	17,317,748	20,068,856
Senior Notes due 2037 and 2043
Financial Instruments
Liabilities	11,000,000	11,000,000
Liabilities at fair value	7,905,625	9,171,610
Senior Notes due 2026 and 2046
Financial Instruments
Liabilities	23,607,600	23,646,120
Liabilities at fair value	24,051,128	27,294,835
Notes due 2020
Financial Instruments
Liabilities	10,000,000	10,000,000
Liabilities at fair value	9,605,700	9,702,300
Notes due 2021
Financial Instruments
Liabilities	6,000,000	6,000,000
Liabilities at fair value	5,956,506	6,090,900
Notes due 2022
Financial Instruments
Liabilities	5,000,000	5,000,000
Liabilities at fair value	4,941,430	5,063,300
Notes due 2027
Financial Instruments
Liabilities	4,500,000	4,500,000
Liabilities at fair value	4,027,275	4,442,940
Short and long-term notes payable to Mexican banks
Financial Instruments
Liabilities	13,834,538	14,142,027
Liabilities at fair value	13,551,620	13,917,175
Finance lease obligations
Financial Instruments
Liabilities	5,317,944	5,622,774
Liabilities at fair value	5,121,534	5,360,933
Other notes payable
Financial Instruments
Liabilities	2,576,874	3,684,060
Liabilities at fair value	$ 2,430,667	$ 3,319,414